Jun. 22, 2020
CLEARWATER INTERNATIONAL FUND

CLEARWATER INVESTMENT TRUST

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2020

The date of this Supplement is June 22, 2020.

Effective June 18, 2020, the Board of Trustees has approved an investment subadvisory agreement with an additional subadviser to the Clearwater Small Companies Fund, Parametric Portfolio Associates LLC (“Parametric”). In addition, effective immediately, the portion of the Clearwater International Fund’s assets allocated to Parametric has been reduced to 30%.

Accordingly, the Prospectus is amended as follows.

1.	The section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than that of the largest capitalization company included in the Russell 2000® Index at the time of purchase. As of December 31, 2019, the largest capitalization company included in the Russell 2000® Index had a capitalization of $8.273 billion. The equity securities the Fund invests in consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Clearwater Management Co., Inc. (“CMC”) serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), Kennedy Capital Management, Inc. (“KCM”), Cooke & Bieler, L.P (“Cooke & Bieler”) and Pzena Investment Management LLC (“Pzena”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. The market capitalization of the companies included in the S&P SmallCap 600® Index as of May 29, 2020 was between $600 million and $2.4 billion. KCM uses a “bottom-up” investment approach in selecting securities based on its fundamental analysis of a security’s value. Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom-up research process. Fiduciary Counselling, Inc. (“FCI”) also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

2.	In the section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Principal Risks of Investing in the Fund” in the Prospectus, the following risk disclosure is added:

Passive Management Risk

Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the S&P SmallCap 600® Index, the Fund faces a risk of poor performance if:

●	The S&P SmallCap 600® Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks.

●	The stocks of companies which comprise the S&P SmallCap 600® Index fall out of favor with investors.

●	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P SmallCap 600® Index.

Tax-Managed Investment Risk

Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.

3.	The section titled “SUMMARY SECTION – Clearwater Small Companies Fund – Fund Adviser and Portfolio Managers” in the Prospectus is deleted and replaced with the following:

Fund Adviser and Portfolio Managers

The Fund’s adviser is CMC.  FCI acts as a subadviser to the Fund, but does not provide day-to-day management.

Subadvisers	Portfolio Managers	Period of Service
KCM

Donald M. Cobin, CFA, President, Chief Executive Officer, Chairman of the Board of Directors and co-Portfolio Manager
Timothy P. Hasara, Vice President

Christian McDonald, CFA, co-Portfolio

Manager, Assistant Portfolio, Research Analyst

Messrs. Cobin and Hasara have been portfolio managers of the Fund since 2007. Mr. McDonald has been a portfolio manager of the Fund since 2018.
Cooke & Bieler	Michael M. Meyer, CFA, Partner Edward W. O’Connor, CFA, Partner R. James O’Neil, CFA, Partner Mehul Trivedi, CFA, Partner William Weber, CFA, Partner	All have been portfolio managers of the Fund since 2017.
Pzena	John J. Flynn, Principal Evan D. Fox, CFA, Principal Benjamin S. Silver, CFA, CPA, Principal	All have been portfolio managers of the Fund since 2017.
Parametric	James Reber, Managing Director, Portfolio Management Thomas Seto, Head of Investment Management Xiaozhen Li, PhD, CFA, Director, Custom Core Portfolio Management	All have been portfolio managers of the Fund since 2020.

4.

In the sections titled “SUMMARY SECTION – Clearwater Core Equity Fund – Fund Adviser and Portfolio Managers” and “SUMMARY SECTION – Clearwater International Fund – Fund Adviser and Portfolio Managers” in the Prospectus, the rows relating to the Parametric portfolio managers are updated to reflect the titles set forth in the above chart.

5.	The fourth paragraph in the section titled “SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the follow:

The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 30% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index - Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after-tax return.

6.	The section titled “Clearwater Small Companies Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

Under normal market conditions, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than that of the largest capitalization company included in the Russell 2000® Index at the time of purchase. As of December 31, 2019, the largest capitalization company included in the Russell 2000® Index had a capitalization of $8.273 billion. The equity securities the Fund invests in consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The Fund’s 80% policy may be changed by the Board of Trustees on 60 days’ prior written notice to shareholders.

CMC serves as the investment manager to the Fund and is responsible for the oversight of the Fund’s subadvisers. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), Kennedy Capital Management, Inc. (“KCM”), Cooke & Bieler, L.P. (“Cooke & Bieler”) and Pzena Investment Management LLC (“Pzena”). FCI also acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with the following investment-related services: investment strategy advice, manager recommendations and related duties as requested by the Fund’s adviser.

CMC considers a variety of factors in determining the allocation of the Fund’s assets among the subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments, such as capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of KCM, Cooke & Bieler and Pzena.

Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the S&P SmallCap 600® Index at any given time. In the tax loss-harvesting process, securities are sold primarily for their ability to reduce the tax impact of other securities being sold at a gain in the portfolio, or outside of the portfolio. Realized losses can often be used to offset gains from a variety of other sources or gains from other investment subadvisers, rebalancing decisions or subadviser changes, as applicable. This means that Parametric is not required to buy and sell securities to match changes in the composition of securities in the S&P SmallCap 600® Index. Instead, Parametric adjusts its portion of the Fund’s portfolio periodically to reflect the holdings and weightings of the S&P SmallCap 600® Index, while seeking to minimize realization of taxable gains. The market capitalization of the companies included in the S&P SmallCap 600® Index as of May 29, 2020 was between $600 million and $2.4 billion.

KCM uses a “bottom-up” investment approach in selecting securities based on its fundamental analysis of a security’s value. In selecting individual companies for investment, KCM looks for companies with:

●	Growing and accelerating sales, earnings and cash flow.

●	Above average growth rates at reasonable market valuations.

●

Low valuations relative to long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to poor economic conditions, adverse regulatory changes or market declines.

KCM also employs an active sell discipline and will generally sell a stock if it determines:

●	The company’s future fundamentals have deteriorated.

●	The company’s stock has reached full or excessive valuation level.

KCM reinvests the proceeds of dispositions in new securities exhibiting desirable investment characteristics as described above. Although not a primary consideration, KCM may also seek to minimize the tax liability to shareholders when making investment decisions.

Cooke & Bieler seeks to buy businesses that it believes will compound value over time and to reduce risk through its stringent research process and decisions to purchase stocks at attractive prices. Potential investment ideas are subject to research and analysis using quantifiable factors with a focus on determining a business’s ability to generate attractive and sustainable returns. Cooke & Bieler also evaluates subjective factors, including management strategy and stewardship. Cooke & Bieler’s strategy is typically composed of 40 to 60 holdings, each generally with market capitalizations within the range of the Russell 2000® Index at the time of purchase.

Pzena’s investment philosophy is a value equity strategy based on a fundamental, bottom-up research process. Pzena focuses exclusively on companies that are underperforming their historically demonstrated earnings power, applying intensive fundamental research in an effort to determine whether the problems that caused the earnings shortfall are temporary or permanent. Pzena includes companies in its portfolio that meet all five of the following criteria: (1) the current valuation is low compared to the company’s normalized earnings power; (2) the current earnings are (typically) below historic norms; (3) Pzena judges that the problems are temporary; (4) Pzena believes that management has a viable strategy to generate earnings recovery; and (5) there is, in Pzena’s view, meaningful downside protection in case the earnings recovery does not materialize.

7.	In the section titled “CLEARWATER SMALL COMPANIES FUND – Principal Risks of Investing in the Fund” in the Prospectus, the following risk disclosure is added:

Passive Management Risk

Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the S&P SmallCap 600® Index, the Fund faces a risk of poor performance if:

●	The S&P SmallCap 600® Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks.

●	The stocks of companies which comprise the S&P SmallCap 600® Index fall out of favor with investors.

●	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P SmallCap 600® Index.

Even though the Fund invests a portion of its assets in common stocks of companies represented in the S&P SmallCap 600® Index, the Fund cannot guarantee the performance of that portion of the Fund will match the S&P SmallCap 600® Index because:

●

The Fund does not invest in all components of the S&P SmallCap 600® Index in the weighting such components have in the S&P SmallCap 600® Index, but instead invests in a sample of securities included in the S&P SmallCap 600® Index;

●	The Fund must have an amount of cash or other liquid securities available to meet redemption requests;

●	Parametric manages the Fund to limit the tax liability to the Fund’s shareholders; and

●	Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the costs of buying and selling investments.

Tax-Managed Investment Risk

Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable rates. Use of a tax-managed strategy for a portion of the Fund’s assets may affect the investment decisions made for the Fund. For example, the Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. Although a smaller portion of the Fund’s total return may consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before consideration of federal income tax consequences as non-tax managed funds. Although a tax-managed strategy is used with respect to a portion of the Fund’s assets, the Fund can realize capital gains.

8.	The fourth paragraph in the section titled “CLEARWATER INTERNATIONAL FUND – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:

CMC considers a variety of factors in determining the allocation of the Fund’s assets among the subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments, such as capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 30% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Artisan Partners, WCM and LSV. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time.

9.	The following is added to the fourth paragraph of the section titled “MANAGEMENT – Management Services and Fees” in the Prospectus:

With respect to the subadvisory contract with Parametric on behalf of the Small Companies Fund, a discussion regarding the basis for the Board of Trustees’ approval of the subadvisory contract will be included in the semi-annual report of the Trust for the fiscal period ended June 30, 2020 when available.

10.	The first sentence of the fifth paragraph under the section titled “MANAGEMENT – Management Services and Fees” in the Prospectus is deleted and replaced with the following:

CMC has engaged Parametric Portfolio Associates® LLC (“Parametric”) as a subadviser to select investments for a portion of the Core Equity Fund, a portion of the Small Companies Fund and a portion of the International Fund.

11.	The following rows are added to the section titled “MANAGEMENT – The Portfolio Managers” after the last row relating to the Small Companies Fund:

Fund	Subadviser	Portfolio Manager	Since	Past 5 years’ business experience
Small Companies Fund	Parametric	James Reber	2020

James is responsible for portfolio management of Parametric’s Private Client Direct Group, primarily serving Parametric’s wealth management and family office client base. The Private Client Direct Group manages US, non-US, and global Custom Core® portfolios. Prior to joining Parametric in 2004, James was a senior associate with Standard and Poor’s Corporate Value Consulting Group, providing financial valuation services to IT and technology industries. He earned an MBA from the University of Washington and a BS in chemical engineering from Michigan State University.

Small Companies Fund	Parametric	Thomas Seto	2020

Thomas is responsible for all portfolio management and trading related to our equity strategies. Prior to joining Parametric in 1998, Thomas served as the head of US Equity Index investments at Barclays Global Investors. He earned an MBA in finance from the University of Chicago Booth School of Business and a BS in electrical engineering from the University of Washington.

Small Companies Fund	Parametric	Xiaozhen Li, PhD, CFA	2020

Xiaozhen is supervisor for Parametric’s Private Client Direct Group that manages US, developed non-US, and global Custom Core® portfolios, primarily serving Parametric’s wealth management, family office, and institutional client base. She has been with the company since 2000. She earned a PhD in economics and an MS in physics from the University of Washington.

12.

In the section titled “MANAGEMENT – The Portfolio Managers” in the Prospectus, the rows relating to the Parametric portfolio managers for the Clearwater Core Equity Fund and the Clearwater International Fund are updated to reflect the information about past 5 years’ business experience set forth in the above chart.

13.	On page 58 of the Prospectus, the following is added under “CLEARWATER INVESTMENT TRUST – Clearwater Small Companies Fund Subadvisers”:

                Parametric Portfolio Associates LLC

                800 Fifth Avenue, Suite 2800

                Seattle, WA 98104

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.